Other Current Assets and NonCurrent Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Third Parties [Member]
Schedule of Other Non-current Assets [Line Items]
Loans to third parties	[1]	¥ 36,865	$ 5,073	¥ 36,029

[1]	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provides a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annum. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in Hong Kong. As a result, the Company shall expect to promote its sourcing services, product sales as well as battery-swapping services in Hong Kong. As of the date of this report, no loan has yet been granted to any customers, since there has been no contract entered into yet with any dealers or purchasers of battery swapping stations.